Notes Payable - Related Parties	12 Months Ended
Sep. 30, 2012
Notes Payable – Related Parties [Abstract]
Notes Payable - Related Parties

Note 6 – Notes Payable – Related Parties

The Company has received advances in the form of unsecured promissory notes from stockholders. The original date of these advances was November 2009 and March 2012. These notes bear interest at rates up to 10% and are due on demand. As of both September 30, 2012 and 2011, such notes payable amounted to $25,000. Accrued interest on the notes amounted to $19,717 and $16,885 at September 30, 2012 and 2011, respectively, and is included in accrued expenses. Interest expense on these notes for the years ended September 30, 2012 and 2011 amounted to $2,833 and $2,636, respectively.